                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                           THOMPSON PLUMB FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 JOHN Q. HAMMONS DRIVE
                                MADISON, WI 53717

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                           JOHN W. THOMPSON, CHAIRMAN
                           THOMPSON PLUMB FUNDS, INC.
                           1200 JOHN Q. HAMMONS DRIVE
                            MADISON, WISCONSIN 53717
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                               QUARLES & BRADY LLP
                            411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (608) 827-5700

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2004

                    DATE OF REPORTING PERIOD: AUGUST 31, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                           August 31, 2004 (Unaudited)

                                   GROWTH FUND

                                                               Market
                                                  Shares        Value
COMMON STOCKS - 100.0%

      Consumer Discretionary - 18.2%
            Blyth                                  445,000  $ 13,354,450
            Clear Channel                        1,020,000    34,180,200
            Comcast - Class A Special (a)          440,000    12,210,000
            Gap                                    500,000     9,370,000
            IAC/InterActiveCorp (a)                180,000     4,105,800
            Krispy Kreme Doughnuts (a)             120,000     1,545,600
            Liberty Media - Class A (a)            850,000     7,573,500
            McGraw-Hill                            160,000    12,116,800
            Office Depot (a)                     1,500,000    24,015,000
            Reuters Group PLC                      413,500    14,302,965
            Time Warner (a)                      2,360,000    38,586,000
            Viacom - Class B                     2,380,000    79,277,800
            Wendy's International                  330,000    11,342,100
                                                            ------------
                                                             261,980,215
                                                            ------------
      Consumer Staples - 9.4%
            Coca-Cola                              930,000    41,580,300
            Colgate-Palmolive                      285,000    15,390,000
            General Mills                          800,000    37,800,000
            Kraft Foods - Class A                  660,000    20,644,800
            PepsiCo                                 60,000     3,000,000
            Sysco                                   20,000       642,800
            Wal-Mart Stores                        310,000    16,327,700
                                                            ------------
                                                             135,385,600
                                                            ------------
      Energy - 5.9%
            ChevronTexaco                          410,000    39,975,000
            Exxon Mobil                            980,000    45,178,000
                                                            ------------
                                                              85,153,000
                                                            ------------
      Financials - 26.3%
            American International Group           400,000    28,496,000
            Berkshire Hathaway - Class B (a)         5,200    15,048,800
            Cincinnati Financial                   860,000    34,701,000
            Citigroup                              120,000     5,589,600
            Fannie Mae                           1,635,000   121,725,750
            Fifth Third Bancorp                    440,000    21,916,400
            Freddie Mac                          1,087,000    72,959,440
            Hartford Financial                     110,000     6,727,600
            Instinet Group (a)                     360,000     1,778,400
            Morgan Stanley                         650,000    32,974,500
            State Street                           800,000    36,112,000
                                                            ------------
                                                             378,029,490
                                                            ------------

                                                                                    Market
                                                                        Shares       Value
COMMON STOCKS - 100.0% (Continued)

      Health Care - 19.8%
            Bristol-Myers Squibb                                      1,050,000  $  24,916,500
            Cardinal Health                                             720,000     32,544,000
            ChromaVision Medical (a)                                  2,000,000      2,080,000
            IMS Health                                                  570,600     13,312,098
            Johnson & Johnson                                           850,000     49,385,000
            McKesson                                                  1,180,000     36,521,000
            Medtronic                                                   220,000     10,945,000
            Merck & Co.                                                 400,000     17,988,000
            Pfizer                                                    2,390,000     78,081,300
            Schein, Henry (a)                                           170,000     10,587,600
            Sybron Dental Specialties (a)                               320,000      8,921,600
                                                                                 -------------
                                                                                   285,282,098
                                                                                 -------------
      Industrials - 5.2%
            American Power Conversion                                   120,000      2,016,000
            General Electric                                            850,000     27,871,500
            Tyco                                                      1,450,000     45,414,000
                                                                                 -------------
                                                                                    75,301,500
                                                                                 -------------
      Information Technology - 15.2%
            Applied Materials (a)                                       120,000      1,906,800
            Cadence Design Systems (a)                                  400,000      4,972,000
            First Data                                                1,600,000     67,600,000
            Fiserv (a)                                                  300,000     10,434,000
            Hewlett-Packard                                             820,000     14,669,800
            Intel                                                       360,000      7,664,400
            Intuit (a)                                                  100,000      4,229,000
            Microsoft                                                 2,940,000     80,262,000
            Nokia ADR                                                   100,000      1,188,000
            Oracle (a)                                                  650,000      6,480,500
            Paychex                                                     420,000     12,461,400
            Sabre Holdings - Class A                                    200,000      4,600,000
            Unisys (a)                                                  200,000      2,008,000
                                                                                 -------------
                                                                                   218,475,900
                                                                                 -------------
            TOTAL COMMON STOCKS
                  (COST $1,386,394,923)                                          1,439,607,803
                                                                                 -------------
WARRANTS - 0.0%

      Health Care - 0.0%
            ChromaVision Medical issued 03/31/04,
                  exercise price $2.75, expires 03/31/08 (a) (b)         30,000              0
            ChromaVision Medical issued 04/27/04,
                  exercise price $2.75, expires 04/27/08 (a) (b)         45,000              0
                                                                                 -------------
                                                                                             0
                                                                                 -------------
            TOTAL WARRANTS
                  (COST $0)                                                                  0
                                                                                 -------------

                                                                 Principal          Market
                                                                  Amount            Value
SHORT-TERM INVESTMENTS - 0.1%

      Variable Rate Demand Notes - 0.1%
            American Family Financial 1.21%                   $       238,735   $       238,735
            Wisc. Central Credit Union 1.34%                        1,143,943         1,143,943
                                                                                ---------------
            Total Variable Rate Demand Notes                                          1,382,678
                                                                                ---------------
            TOTAL SHORT-TERM INVESTMENTS
                  (COST $1,382,678)                                                   1,382,678
                                                                                ---------------
            TOTAL INVESTMENTS - 100.1%
                  (COST $1,387,777,601)                                           1,440,990,481
                                                                                ---------------
            NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)                                                 (828,267)
                                                                                ---------------
            NET ASSETS - 100.0%                                                 $ 1,440,162,214
                                                                                ===============
(a) Non-income producing security.
(b) Security is illiquid.

                  Federal tax cost                                              $ 1,393,458,434
                  Unrealized appreciation                                       $   115,467,744
                  Unrealized depreciation                                       $   (67,935,697)
                  Net unrealized appreciation (depreciation)                    $    47,532,047

                                   SELECT FUND

                                                       Market
                                             Shares    Value
COMMON STOCKS - 94.9%

      Consumer Discretionary - 15.0%
            Catalina Marketing               40,000  $  900,000
            Interpublic Group (a)           110,000   1,160,500
            Liberty Media - Class A (a)      90,000     801,900
            McDonald's                       20,000     540,400
            Time Warner (a)                  41,000     670,350
                                                     ----------
                                                      4,073,150
                                                     ----------
      Consumer Staples - 1.3%
            Altria Group                      7,000     342,650
                                                     ----------
      Financials - 7.8%
            Fannie Mae                       10,500     781,725
            Freddie Mac                      11,000     738,320
            Trizec Properties                35,000     591,500
                                                     ----------
                                                      2,111,545
                                                     ----------
      Health Care - 34.6%
            Abbott Laboratories              10,000     416,900
            Bristol-Myers Squibb             24,000     569,520
            Cardinal Health                  42,000   1,898,400
            First Health Group (a)          240,000   3,660,000
            Merck & Co.                      20,000     899,400
            Pfizer                           30,000     980,100
            Schering-Plough                  30,000     553,800
            Wyeth                            12,000     438,840
                                                     ----------
                                                      9,416,960
                                                     ----------
      Industrials - 15.0%
            Career Education (a)             40,000   1,233,600
            Corinthian Colleges (a)         250,000   2,842,500
                                                     ----------
                                                      4,076,100
                                                     ----------
      Information Technology - 18.4%
            BISYS Group (a)                  90,000   1,278,000
            Electronic Data Systems         155,000   2,979,100
            First Data                       18,000     760,500
                                                     ----------
                                                      5,017,600
                                                     ----------
      Telecommunication Services - 2.8%
            Qwest Communications (a)        150,000     433,500
            SBC Communications               13,000     335,270
                                                     ----------
                                                        768,770
                                                     ----------
            TOTAL COMMON STOCKS
                  (COST $23,997,648)                 25,806,775
                                                     ----------

                                                               Principal     Market
                                                                Amount        Value
BONDS - 3.4%

      Corporate Bonds - 3.4%
            Level 3 Communications
                  11.000% Due 03/15/08                        $ 1,200,000  $   918,000
                                                                           -----------
            Total Corporate Bonds                                              918,000
                                                                           -----------
            TOTAL BONDS
                  (COST $1,059,978)                                            918,000
                                                                           -----------
SHORT-TERM INVESTMENTS - 1.6%

      Variable Rate Demand Notes - 1.6%
            American Family Financial 1.21%                        52,890       52,890
            Wisc. Central Credit Union 1.34%                      393,089      393,089
                                                                           -----------
            Total Variable Rate Demand Notes                                   445,979
                                                                           -----------
            TOTAL SHORT-TERM INVESTMENTS
                  (COST $445,979)                                              445,979
                                                                           -----------
            TOTAL INVESTMENTS - 99.9%
                  (COST $25,503,605)                                        27,170,754
                                                                           -----------
            NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                                            33,951
                                                                           -----------
            NET ASSETS - 100.0%                                            $27,204,705
                                                                           ===========
(a) Non-income producing security.

                  Federal tax cost                                         $25,529,365
                  Unrealized appreciation                                  $ 2,535,420
                  Unrealized depreciation                                  $  (894,031)
                  Net unrealized appreciation (depreciation)               $ 1,641,389

                                 BLUE CHIP FUND

                                                      Market
                                             Shares    Value
COMMON STOCKS - 97.2%

      Consumer Discretionary - 15.9%
            Catalina Marketing               24,000  $  540,000
            Interpublic Group (a)            65,000     685,750
            Kohls (a)                        12,000     593,760
            Liberty Media - Class A (a)      90,000     801,900
            McDonald's                       17,000     459,340
            Time Warner (a)                  35,900     586,965
            Viacom - Class B                 15,500     516,305
                                                     ----------
                                                      4,184,020
                                                     ----------
      Consumer Staples - 4.6%
            Altria Group                     10,000     489,500
            Coca-Cola                        10,000     447,100
            CVS                               7,000     280,000
                                                     ----------
                                                      1,216,600
                                                     ----------
      Energy - 4.3%
            ChevronTexaco                     8,100     789,750
            Exxon Mobil                       7,100     327,310
                                                     ----------
                                                      1,117,060
                                                     ----------
      Financials - 12.7%
            Bank of America                  19,000     854,620
            Citigroup                         8,200     381,956
            Fannie Mae                       12,500     930,625
            Freddie Mac                      13,200     885,984
            JPMorgan Chase                    7,400     292,892
                                                     ----------
                                                      3,346,077
                                                     ----------

                                                       Market
                                             Shares    Value
COMMON STOCKS - 97.2% (Continued)

      Health Care - 26.1%
            Abbott Laboratories               8,700  $  362,703
            Baxter                           11,600     354,264
            Bristol-Myers Squibb             22,000     522,060
            Cardinal Health                  21,500     971,800
            First Health Group (a)           60,000     915,000
            IMS Health                       13,800     321,954
            McKesson                         17,400     538,530
            Merck & Co.                      21,000     944,370
            Pfizer                           21,000     686,070
            Schering-Plough                  39,100     721,786
            Wyeth                            14,800     541,236
                                                     ----------
                                                      6,879,773
                                                     ----------
      Industrials - 9.9%
            Career Education (a)             26,000     801,840
            Cendant                          23,000     497,490
            Corinthian Colleges (a)          72,000     818,640
            General Electric                 15,000     491,850
                                                     ----------
                                                      2,609,820
                                                     ----------
      Information Technology - 20.7%
            BISYS Group (a)                  67,000     951,400
            Computer Sciences (a)            14,000     648,900
            Electronic Data Systems          72,000   1,383,840
            First Data                       24,010   1,014,422
            Microsoft                        40,300   1,100,190
            Sabre Holdings - Class A         15,900     365,700
                                                     ----------
                                                      5,464,452
                                                     ----------
      Telecommunication Services - 3.0%
            SBC Communications               31,000     799,490
                                                     ----------
            TOTAL COMMON STOCKS
                  (COST $23,778,653)                 25,617,292
                                                     ----------

                                                               Principal       Market
                                                                 Amount         Value
SHORT-TERM INVESTMENTS - 2.9%

      United States Government Bills - 1.9%
            United States Treasury Bills
                  1.140% Due 10/07/04                         $    500,000   $    499,360
                                                                             ------------
            Total United States Government Bills                                  499,360
                                                                             ------------
      Variable Rate Demand Notes - 1.0%
            Wisc. Central Credit Union 1.34%                       252,356        252,356
                                                                             ------------
            Total Variable Rate Demand Notes                                      252,356
                                                                             ------------
            TOTAL SHORT-TERM INVESTMENTS
                  (COST $751,716)                                                 751,716
                                                                             ------------
            TOTAL INVESTMENTS - 100.1%
                  (COST $24,530,369)                                           26,369,008
                                                                             ------------
            NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)                                            (17,767)
                                                                             ------------
            NET ASSETS - 100.0%                                              $ 26,351,241
                                                                             ============
(a) Non-income producing security.

                  Federal tax cost                                           $ 24,530,369
                  Unrealized appreciation                                    $  2,500,767
                  Unrealized depreciation                                    $   (662,128)
                  Net unrealized appreciation (depreciation)                 $  1,838,639

                                   BOND FUND

                                                          Principal                  Market
                                                            Amount                    Value
                                                       ----------------          ----------------
BONDS - 98.0%

  Corporate Bonds - 66.1%
    Adelphia Communications (a)
          9.875% Due 03/01/05                          $      1,198,000          $      1,078,200
    Beneficial Corp.
          6.850% Due 10/03/07                                 1,000,000                 1,081,876
    Charter Communications Cvt.
          4.750% Due 06/01/06                                 1,600,000                 1,434,000
    General American Transportation
          8.625% Due 12/01/04                                 1,000,000                 1,015,353
    Hartford Life
          7.100% Due 06/15/07                                   500,000                   550,803
    International Lease Finance
          5.625% Due 06/01/07                                   850,000                   899,917
    Interpublic Group Cvt.
          1.870% Due 06/01/06                                 1,000,000                   948,750
    Marshall & Ilsley
          5.750% Due 09/01/06                                 1,000,000                 1,059,007
    Maytag
          6.875% Due 03/31/06                                 1,000,000                 1,048,579
    Morgan, J. P.
          6.700% Due 11/01/07                                   500,000                   550,971
    Penney, J. C.
          7.600% Due 04/01/07                                 1,000,000                 1,090,000
    Sears, Roebuck
          6.700% Due 11/15/06                                 1,000,000                 1,071,046
    SLM (b)
          4.250% Due 03/02/09                                 1,000,000                 1,005,880
    Tenet Healthcare
          5.375% Due 11/15/06                                   350,000                   352,625
    Thermo Electron Cvt.
          3.250% Due 11/01/07                                 1,500,000                 1,477,500
    Tribune
          6.875% Due 11/01/06                                 1,000,000                 1,079,999
    Tyco
          6.375% Due 06/15/05                                 1,040,000                 1,071,368
    US West
          7.200% Due 11/01/04                                   110,000                   110,550
    US West
          6.625% Due 09/15/05                                   265,000                   270,631
    Wisconsin Power & Light
          7.000% Due 06/15/07                                 1,000,000                 1,092,372
                                                                                       ----------
    Total Corporate Bonds                                                              18,289,427
                                                                                       ----------

                                                           Principal                 Market
                                                            Amount                   Value
                                                       ----------------          ---------------
BONDS - 98.0% (Continued)

  United States Government and
              Agency Issues - 31.9%
        Fannie Mae
              4.000% Due 10/30/08                      $      1,250,000          $     1,254,224
        Fannie Mae
              4.000% Due 12/15/08                             1,000,000                1,002,571
        Federal Home Loan Banks
              2.500% Due 12/30/08                             1,000,000                  990,851
        Federal Home Loan Banks
              2.500% Due 06/30/09                               350,000                  346,159
        Freddie Mac
              3.290% Due 06/16/09                               600,000                  584,618
        United States Treasury Note
              2.750% Due 07/31/06                             4,600,000                4,632,342
                                                                                 ---------------
        Total United States Government
              and Agency Issues                                                        8,810,765
                                                                                 ---------------
        TOTAL BONDS
              (COST $26,249,623)                                                      27,100,192
                                                                                 ---------------

SHORT-TERM INVESTMENTS - 0.6%

   Variable Rate Demand Notes - 0.6%
        American Family Financial 1.21%                          75,282                   75,282
        Wisc. Central Credit Union 1.34%                         97,408                   97,408
                                                                                 ---------------
        Total Variable Rate Demand Notes                                                 172,690
                                                                                 ---------------
        TOTAL SHORT-TERM INVESTMENTS
              (COST $172,690)                                                            172,690
                                                                                 ---------------
        TOTAL INVESTMENTS - 98.6%
              (COST $26,422,313)                                                      27,272,882
                                                                                 ---------------
        NET OTHER ASSETS AND
              LIABILITIES - 1.4%                                                         373,896
                                                                                 ---------------
        NET ASSETS - 100.0%                                                      $    27,646,778
                                                                                 ===============

(a) Security in default.
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

Federal tax cost                                         $  26,447,981
Unrealized appreciation                                  $     948,934
Unrealized depreciation                                  $    (124,033)
Net unrealized appreciation (depreciation)               $     824,901

Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

      (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

      (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

      The following exhibits are attached to this Form N-Q:

EXHIBIT NO.                        DESCRIPTION OF EXHIBIT
-----------       ---------------------------------------------------------
3(a)              Certification of Principal Executive Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

3(b)              Certification of Principal Financial Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of October, 2004.

                                            THOMPSON PLUMB FUNDS, INC.

                                            By:  /s/ John W. Thompson
                                                --------------------------------
                                                  John W. Thompson, Chairman

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of October, 2004.

                                            By:  /s/ John W. Thompson
                                                --------------------------------
                                                  John W. Thompson, Chairman
                                                  (Principal Executive Officer)

                                            By:  /s/ Thomas G. Plumb
                                                --------------------------------
                                                  Thomas G. Plumb, President and
                                                  Treasurer (Principal Financial
                                                  Officer)